TAXES	9 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

Note 10 — TAXES

Taxes payable consisted of the following:

	As of
	March 31, 2025	June 30, 2024
Corporate income taxes payable	12,466	-
Individual income taxes payable	37,623	19,466
Total taxes payable	$50,089	$19,466

Cayman

The Company and Gamehaus Inc. are incorporated in the Cayman Islands and are not subject to income taxes under the current laws of the Cayman Islands.

BVI

Joypub is incorporated in the BVI and is not subject to income taxes under the current laws of the BVI.

Singapore

Gamehaus SG is incorporated in Singapore and is subject to Singapore Corporate Tax. Nil pretax income was generated in Singapore for the nine months ended March 31, 2025 and 2024.

Hong Kong

Gamehaus HK, Gamepromo, Dataverse, and Avid.ly are companies registered in Hong Kong and are subject to the following corporate income tax rate: the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law, the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Kuangre SH was qualified as a high and new technology enterprise (“HNTE”) and was subject to a favorable income tax rate of 15% for the tax year ended December 31, 2021 through December 31, 2024. Kuangre SH’s HNTE certification was valid for three years starting from December 2021 to November 2024. Kuangre SH is subject to corporate income tax at the PRC unified rate of 25% effective January 1, 2025. Haohan CQ is qualified as a HNTE and is subject to a favorable income tax rate of 15%. Haohan CQ’s HNTE certification is valid for three years starting from November 2024 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, enterprises newly established in the Western Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in West area” shall be subject to a favorable income tax rate of 15% from January 1, 2021 to December 31, 2030. Haohan CQ and Fanfengjian CQ are established in the Western Development Zone and they are subject to a favorable income tax rate of 15% to December 31, 2030. The Company’s remaining subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax expenses were as follows:

	For the Nine Months Ended March 31,
	2025	2024
Current income tax expenses	$169,171	$254,553
Total	$169,171	$254,553

ii)	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:

	As of
	March 31, 2025	June 30, 2024
Deferred tax assets:
Net operating loss carried forward	13,805,069	13,315,441
Deferred tax asset for net operating loss carried forward	2,435,512	2,353,678
Total deferred tax assets	2,435,512	2,353,678
Less: valuation allowance	(2,435,512)	(2,353,678)
Deferred tax assets, net of valuation allowance	$-	$-

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC mainland statutory rate is as follows:

	For the Nine Months Ended March 31,
	2025	2024
Income before income tax expenses	2,483,911	6,294,947
Computed income tax expenses with statutory tax rate	614,228	1,573,736
Differential income tax rates applicable to certain entities	(408,259)	(1,202,921)
Additional deduction for research and development expenses	(583,406)	(579,749)
Effect of permanent differences	(186,249)	(166,073)
Changes in valuation allowance	732,857	635,729
Others	-	(6,169)
Income tax expenses	169,171	254,553

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. As of March 31, 2025, the tax years ended December 31, 2022 through December 31, 2024 for the Company’s PRC subsidiaries, remain open for statutory examination by PRC tax authorities.

As of March 31, 2025 and June 30, 2024, the Company had net operating loss carryforwards of approximately $13,805,069 and $13,315,441, respectively, which arose from the Company’s subsidiaries in the PRC. As of March 31, 2025 and June 30, 2024, deferred tax assets from the net operating loss carryforwards amounted to $2,435,512 and $2,353,678, respectively, and the Company recorded valuation allowances of $2,435,512 and $2,353,678 as of March 31, 2025 and June 30, 2024, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of March 31, 2025, net operating loss carryforwards were expected to expire, if unused, in the following amounts:

2026	34,947
2027	3,007,509
2028	4,352,701
2029	6,409,912
Total	$13,805,069